Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash Flows from Operating Activities:
Net income	¥ 156,619	¥ 169,401
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	143,189	133,555
Provision for doubtful receivables and probable loan losses	8,210	7,998
Equity in net income of affiliates (excluding interest on loans)	(5,137)	(36,829)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(19,032)	(24,972)
Gains on sales of securities other than trading	(6,184)	(15,559)
Gains on sales of operating lease assets	(35,227)	(27,793)
Write-downs of long-lived assets	26	1,472
Write-downs of securities	708	423
Decrease in trading securities	22,533	80,972
Increase in inventories	(16,928)	(9,321)
Decrease (Increase) in trade notes, accounts and other receivable	6,468	(4,444)
Decrease in trade notes, accounts and other payable	(20,066)	(23,984)
Increase (Decrease) in policy liabilities and policy account balances	11,500	(22,308)
Other, net	26,862	(10,049)
Net cash provided by operating activities	273,541	218,562
Cash Flows from Investing Activities:
Purchases of lease equipment	(526,262)	(518,695)
Principal payments received under direct financing leases	235,056	239,842
Installment loans made to customers	(717,117)	(705,027)
Principal collected on installment loans	708,396	570,867
Proceeds from sales of operating lease assets	221,756	191,643
Investment in affiliates, net	(30,607)	(91,715)
Proceeds from sales of investment in affiliates	41,097	54,455
Purchases of available-for-sale debt securities	(354,150)	(176,352)
Proceeds from sales of available-for-saledebt securities	158,151	247,551
Proceeds from redemption of available-for-sale debt securities	50,906	61,107
Purchases of equity securities other than trading	(38,203)	(28,851)
Proceeds from sales of equity securities other than trading	57,886	40,038
Purchases of property under facility operations	(37,611)	(41,001)
Acquisitions of subsidiaries, net of cash acquired	(74,506)	(54,674)
Sales of subsidiaries, net of cash disposed	(186)	15,543
Other, net	17,358	(8,483)
Net cash used in investing activities	(288,036)	(203,752)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	7,987	46,200
Proceeds from debt with maturities longer than three months	261,040	781,685
Repayment of debt with maturities longer than three months	(456,126)	(690,949)
Net increase in deposits due to customers	99,839	83,772
Cash dividends paid to ORIX Corporation shareholders	(49,984)	(38,162)
Acquisition of treasury stock	(706)	(39,109)
Contribution from noncontrolling interests	11,808	3,225
Purchases of shares of subsidiaries from noncontrolling interests	(2,514)	(4,466)
Net decrease in call money	(10,000)	(18,000)
Other, net	(3,580)	(7,257)
Net cash provided by (used in) financing activities	(142,236)	116,939
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	6,387	9,242
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	(150,344)	140,991
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,405,117	1,133,212
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,254,773	¥ 1,274,203